Sales and marketing expenses (Tables)	12 Months Ended
Dec. 31, 2021
Sales and marketing expenses
Schedule of sales and marketing expenses

	December 31,	December 31,	December 31,
	2021	2020	2019
Consulting	$615,661	$402,146	$331,135
Marketing	4,405,076	900,976	403,002
Salaries and benefits	4,844,028	1,231,609	580,552
Share-based compensation expense	548,983	100,403	337,659
	$10,413,748	$2,635,134	$1,652,348